Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of assets and liabilities measured or disclosed at fair value

Assets and liabilities measured on a recurring basis or disclosed at fair value are summarized below:

	Total Fair Value	Total Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total (losses) gains from fair value changes
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement—Recurring:
As of December 31, 2024
Short-term investment
Wealth management products	17	2		17		848
Long-term Investment
Available-for-sale debt securities	95,249	13,049			95,249	2,642
Investments accounted for using fair value option	8,626	1,182		8,626		(35,354)
As of December 31, 2023
Long-term Investment
Available-for-sale debt securities	111,697	15,732			111,697	(43,494)
Investments accounted for using fair value option	43,333	6,103			43,333	(334,921)

The following table summarizes the Group’s assets held as of December 31, 2023 and 2024 for which a non-recurring fair value measurement was recorded during the years ended December 31, 2023 and 2024:

	Total Balance	Total Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total (losses) gains
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement—Non-Recurring:
As of December 31, 2024
Equity investments accounted for using the measurement alternative	158,890	21,768			158,890	(64,441)
Goodwill	424,099	58,101			424,099	(152,890)
As of December 31, 2023
Equity investments accounted for using the measurement alternative	158,771	22,362			158,771	(121,392)

Reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs

Reconciliations of assets categorized within Level 3 under the fair value hierarchy are as follow:

Amounts
RMB
Balance as of January 1, 2022	408,574
Addition	—
Fair value change	(33,871)
Foreign exchange translation adjustments	37,830
Balance as of December 31, 2022	412,533
Addition	111,697
Fair value change	(378,415)
Foreign exchange translation adjustments	9,215
Balance as of December 31, 2023	155,030
Addition	43,954
Reduction	(71,670)
Fair value change	(32,712)
Foreign exchange translation adjustments	647
Balance as of December 31, 2024	95,249
Balance as of December 31, 2024 in US$	13,049

Fair Value, Measurements, Recurring [Member]
Schedule of significant unobservable inputs used in the fair value measurement

Significant unobservable inputs used in the recurring fair value measurement for long-term available-for-sale debt securities and investments accounted for using fair value option (level 3) are presented below:

	Fair value	Valuation technique	Unobservable inputs	Range
Available-for-sale debt securities	95,249	Market approach	• Volatility	51.5%~60.7%

Fair Value, Measurements, Nonrecurring [Member]
Schedule of significant unobservable inputs used in the fair value measurement	The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below:

	Fair value	Valuation technique	Unobservable inputs	Range
Equity investments accounted for using measurement alternative	158,890	Back-Solve method	• Volatility	65.9%
		Market Approach	• Volatility	50.7%~51.5%